UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22223

Arden Sage Multi-Strategy Master Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

ARDEN SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Quarterly Report (unaudited)

June 30, 2013

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

June 30, 2013

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**

Equity - Event:
BHR Master Fund, Ltd.	$5,398,087	$7,111,632	5.76%	Quarterly
Corvex Partners, L.P.	6,000,000	6,018,045	4.87	Quarterly
Jana Partners Qualified, L.P.	6,000,000	6,181,336	5.00	Quarterly
Luxor Capital Partners, L.P.	3,075,428	3,539,587	2.87	Quarterly
Third Point Offshore Fund, Ltd.	6,500,000	6,706,663	5.43	Quarterly
York European Opportunities Fund, L.P.	5,000,000	4,983,664	4.03	Quarterly

Total Equity - Event	31,973,515	34,540,927	27.96

Equity (Long/Short) - Variable Exposure:
DSAM Long Short Equity Fund LP	2,500,000	2,517,530	2.04	Monthly
JHL Capital Group Fund Ltd.	2,936,254	3,636,768	2.94	Quarterly
Lakewood Capital Partners, L.P.	6,354,452	8,088,371	6.55	Quarterly
Newbrook Capital Partners L.P.	9,300,000	9,783,214	7.92	Quarterly

Total Equity (Long/Short) - Variable Exposure	21,090,706	24,025,883	19.45

Multi - Event Driven:
Elliott International, Ltd.	5,198,585	6,495,872	5.26	Quarterly
Empyrean Capital Overseas Fund, Ltd.	3,210,202	3,476,983	2.81	Quarterly
Eton Park Fund, L.P.	262,894	343,091	0.28	Annually
Eton Park Overseas Ltd.	730,308	748,692	0.61	Annually
Fir Tree Value Fund, L.P.	5,193,941	7,010,913	5.67	Quarterly

Total Multi - Event Driven	14,595,930	18,075,551	14.63

Credit - Event:
Redwood Offshore Fund, Ltd.	8,391,784	12,399,733	10.04	Biennially

Equity (Market Neutral) - Fundamental/Trading:
Citadel Global Equities Fund, Ltd.	7,083,333	8,466,336	6.85	Monthly
Millennium International, Ltd.	3,202,822	3,699,125	3.00	Quarterly

Total Equity (Market Neutral) - Fundamental/Trading	10,286,155	12,165,461	9.85

Equity (Long/Short) - Sector/Region:
Chilton QP European Partners, L.P.	2,500,000	2,500,659	2.03	Monthly
Criterion Horizons Fund, L.P.	5,198,287	5,810,240	4.70	Monthly
Kylin Fund, L.P.	3,366,599	3,507,739	2.84	Quarterly

Total Equity (Long/Short) - Sector/Region	11,064,886	11,818,638	9.57

Equity (Market Neutral) - Quantitative:
OxAM Quant Fund (International) Ltd.	6,500,000	6,459,529	5.23	Monthly

Stressed / Distressed Credit:
York Credit Opportunities Fund, L.P.	2,439,466	3,442,920	2.79	Semi-Annually

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2013

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**

Convertible Arbitrage:
Linden Investors, L.P.	$747,898	$790,693	0.64%	Quarterly

Total Portfolio Funds	107,090,340	123,719,335	100.16

Cash Equivalent:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%	413,678	413,678	0.34	Daily

Total Investments(1)	$107,504,018	$124,133,013	100.50%

*	Percentages are based on Members’ Capital at the end of the period of $123,518,304.
**	Liquidity terms shown apply after initial lock-up provisions.
(1)

The Master Fund has established a line of credit agreement with Societe Generale that is collateralized by a security interest in the Master Fund’s custody account. For more information regarding the line of credit, please refer to the Master Fund’s most recent annual financial statements.

At June 30, 2013, the aggregate cost of investments for tax purposes was $107,090,340. Net unrealized appreciation on investments for tax purposes was $16,628,995 consisting of $16,685,802 of gross unrealized appreciation and ($56,807) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 100.16% of Members’ Capital have been fair valued.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2013

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of June 30, 2013:

Investments by investment strategy:	Level 1	Level 2	Level 3	Total
Equity - Event	$-	$18,276,632	$16,264,295	$34,540,927
Equity (Long/Short) - Variable Exposure	-	20,389,115	3,636,768	24,025,883
Multi - Event Driven	-	7,010,913	11,064,638	18,075,551
Credit - Event	-	-	12,399,733	12,399,733
Equity (Market Neutral) - Fundamental/Trading	-	-	12,165,461	12,165,461
Equity (Long/Short) - Sector/Region	-	11,818,638	-	11,818,638
Equity (Market Neutral) - Quantitative	-	-	6,459,529	6,459,529
Stressed / Distressed Credit	-	-	3,442,920	3,442,920
Convertible Arbitrage	-	-	790,693	790,693

Total investments by investment strategy	$-	$57,495,298	$66,224,037	$123,719,335

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy:	Balance as of 3/31/13	Realized gain	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/13
Equity - Event	$12,173,275	$222,721	$178,364	$12,500,000	$(1,698,433)	$-	$(7,111,632)	$16,264,295
Equity (Long/Short) - Variable Exposure	4,888,981	306,607	102,926	-	(1,661,746)	-	-	3,636,768
Multi - Event Driven	12,548,449	136,086	139,603	-	(1,759,500)	-	-	11,064,638
Credit - Event	12,186,569	20,148	255,303	-	(62,287)	-	-	12,399,733
Equity (Market Neutral) - Fundamental/Trading	15,475,301	521,163	(314,745)	-	(3,516,258)	-	-	12,165,461
Equity (Long/Short) - Sector/Region	3,318,620	-	189,119	-	-	-	(3,507,739)	-
Equity (Market Neutral) - Quantitative	6,799,650	-	(340,121)	-	-	-	-	6,459,529
Stressed / Distressed Credit	6,686,890	990,897	(835,028)	-	(3,399,839)	-	-	3,442,920
Convertible Arbitrage	1,939,700	62,706	(53,113)	-	(1,158,600)	-	-	790,693

Total	$76,017,435	$2,260,328	$ (677,692)	$12,500,000	$ (13,256,663)	$ -	$ (10,619,371)	$66,224,037

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

June 30, 2013

Investments by investment strategy:	The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/ (losses) relating to assets still held at 6/30/2013

Equity - Event	$144,705
Equity (Long/Short) - Variable Exposure	102,926
Multi - Event Driven	139,603
Credit - Event	255,303
Equity (Market Neutral) - Fundamental/Trading	(314,745)
Equity (Market Neutral) - Quantitative	(340,121)
Stressed / Distressed Credit	(835,028)
Convertible Arbitrage	(53,113)

Total	$(900,470)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. As included in the table above, there was a transfer of $10,619,371 into Level 2 from Level 3 during the period ended June 30, 2013, due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended June 30, 2013.

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent annual financial statements.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Multi-Strategy Master Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: August 29, 2013

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date: August 29, 2013

*	Print the name and title of each signing officer under his or her signature.